GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segments, Geographical Areas [Abstract]
Schedule of Total Revenues by Geographical Areas

The following table presents total revenues for the years ended December 31, 2020, 2019 and 2018 from a geographical perspective:

	Year ended December 31,
	2020	2019	2018

Revenues from sales to customers located at:

The United States	$93,707	$85,447	$82,990
America - other	20,708	20,982	19,501
EMEA *)	78,361	75,275	75,751
Asia Pacific	57,251	70,368	56,162

	$250,027	$252,072	$234,404

*)	Europe, the Middle East and Africa. For the year ended December 31, 2018, revenues from sales to customers located in Germany amounted to $ 23,863.

Schedule of Long-Lived Assets by Geographical Areas

The following table presents long-lived assets as of December 31, 2020 and 2019 from a geographical perspective:

	December 31,
	2020	2019

Long-lived assets, by geographic region:

America (principally the United States)	$3,592	$4,220
Israel	43,711	32,382
EMEA - other	1,314	1,351
Asia Pacific	2,182	3,162

	$50,799	$41,115